Financial assets at amortized cost - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,586,992	R$ 1,375,782
Financial assets securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	219,315	147,746
Fair Value	217,277	145,798
Financial assets securities [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Amortized cost	62,237	45,353
Fair Value	61,640	45,169
Financial assets securities [Member] | Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	62,237	45,353
Fair Value	61,640	45,169
Financial assets securities [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Amortized cost	157,078	102,393
Fair Value	155,637	100,629
Financial assets securities [Member] | Non current [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	108,445	70,924
Fair Value	107,906	69,965
Financial assets securities [Member] | Non current [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	41,528	26,404
Fair Value	40,627	25,600
Financial assets securities [Member] | Non current [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	7,105	5,065
Fair Value	R$ 7,104	R$ 5,064